Initial Public Offering (Details Narrative) - USD ($)		9 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 10.10	$ 10.10
Proceeds from offering		$ 57,500,000
Offering costs			$ 150,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 9.20
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during the period	5,750,000
Price per share	$ 10.00
Proceeds from offering	$ 57,500,000
Offering costs	4,200,000
Deferred underwriting commissions	$ 2,000,000.0
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during the period	5,750,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during the period	750,000
Price per share	$ 10.00
Public Warrant [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 11.50		$ 11.50